PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of corporation's assets by category

The following table presents the Company’s assets by category:

	2015	2014
	(dollars in thousands)

Land	$9,296	$9,152
Premises	22,951	22,858
Furniture and equipment	10,375	9,722
Leasehold improvements	1,846	1,859
Construction in progress	278	16
	44,746	43,607
Less accumulated depreciation	(19,228)	(17,834)
	$25,518	$25,773